Organization and Business Description (Details) - Schedule of Cash Flow Statement - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Cash Flow Statement [Line Items]
Net cash provided by operating activities	$ 3,566,639	$ 1,580,656	$ 5,843,292
Net cash used in investing activities	(2,430,248)	(120,904)	(1,067,640)
Net cash (used in) provided by financing activities	$ (213,892)	$ 121,855	$ (2,870,219)